Consolidated Statements of Changes in Equity (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement of Stockholders' Equity [Abstract]
Dividends (in dollars per share)		$ 0.05
Stock dividends, share per share (in shares)	70	75